Particulars of Principal Subsidiaries and Equity Investees (Details)	Dec. 31, 2018	Dec. 31, 2017
Hutchison MediPharma Limited ("HMPL") | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	99.75%	99.75%
Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	51.00%	51.00%
Hutchison Hain Organic (Hong Kong) Limited ("HHOL") | Hong Kong | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	50.00%	50.00%
Hutchison Hain Organic (Guangzhou) Limited ("HHOGZL") | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	50.00%	50.00%
Hutchison Healthcare Limited | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	100.00%	100.00%
Hutchison Consumer Products Limited | Hong Kong | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	100.00%	100.00%
Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity investees	50.00%	50.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	40.00%	40.00%
Equity interest attributable to subsidiaries (as a percent)	50.00%	50.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity investees	40.00%	40.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | PRC | Subsidiary 80% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	80.00%	80.00%
Nutrition Science Partners Limited ("NSPL") | Subsidiary 99.75% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	49.88%	49.88%
Equity interest attributable to subsidiaries (as a percent)	50.00%	50.00%
Nutrition Science Partners Limited ("NSPL") | Hong Kong | Equity interest attributable to group
Subsidiary or Equity Method Investee
Equity investees	49.88%	49.88%
Nutrition Science Partners Limited ("NSPL") | Hong Kong | Subsidiary 99.75% owned by the Group
Subsidiary or Equity Method Investee
Equity interest attributable to the Group	99.75%	99.75%